Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivables	$ 177,006	$ 216,613	$ 211,097
Unbilled receivables	32,470	24,171	24,388
Allowance for credit losses	$ (2,824)	(4,264)	(2,241)
Total accounts receivables, net		$ 236,520	$ 233,244